Note 18 - Non-controlling Interest (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Aug. 01, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Current payables to related parties	$ 26,375
Just Ventures LLC [Member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		50.00%
Just Ventures [member] | Red Ventures LLC [member]
Statement Line Items [Line Items]
Payables to related parties		$ 99,800
Current payables to related parties	26,400
Non-current payables to related parties	$ 56,600
SW Direkt [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	95.00%
Proportion of ownership interests held by non-controlling interests	5.00%
SW Pro [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Just Ventures L.P. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		50.00%